Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2023	Jan. 31, 2023
Accounting Policies [Abstract]
Schedule of Anti-dilutive Securities Excluded from Computation of Earning Per Shares

	For the Years Ended
	January 31,
	2023	2022
Basic (loss) earnings per common share
Numerator:
Net income (loss) available to common shareholders	$565,595	$(438,681)
Denominator:
Weighted average common shares outstanding	15,558,746	10,647,908

Basic earnings (loss) per common share	$0.04	$(0.04)
Diluted earnings per common share
Numerator:
Net income (loss) available to common shareholders	$565,595	$(438,681
Remove derivative loss	4,480	-
Remove convertible debt interest	229,698	-
Net income (loss) available to common shareholders	$799,773	$(438,681)
Denominator:
Weighted average common shares outstanding	15,558,746	10,647,908
Convertible debt	357,905	-
Adjusted weighted average common shares outstanding	15,916,651	10,647,908

Diluted earnings (loss) per common share	$0.04	$(0.04)

Schedule of Fair Value of Financial Instruments

		Fair value measurements at reporting date using:
Description	Fair Value	Quoted prices in active markets for identical liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Warrant and convertible note derivative liabilities at October 31, 2023	$-	-	-	$-
Warrant and convertible note derivative liabilities at January 31, 2023	$172,393	-	-	$172,393